PROMISSORY NOTE PAYABLE	12 Months Ended
Dec. 31, 2024
Promissory Note Payable
PROMISSORY NOTE PAYABLE

18. PROMISSORY NOTE PAYABLE

In 2014, Bijie Yabei New Energy Automobile Co., Ltd. (Bijie Yabei) became involved in a legal dispute with the Bijie Jinhaihu New District Management Committee (“Plaintiff”) regarding a loan of US$1.37 million along with interest. The original judgment by the court (Case No. (2018) Qian 0502 Min Chu 7520) ruled in favor of the Plaintiff. Bijie Yabei appealed the decision, requesting the revocation and retrial or amendment of the judgment. In 2019, the court of second instance upheld the original judgment, and Bijie Yabei was obligated to repay the loan principal and interest calculated at an annual rate of 6% from September 11, 2018, until the date of repayment. The Plaintiff applied for enforcement of the ruling and to sell the fixed assets of Bijie Yabei at auction to offset the loan principal, partial interest and judicial auction service fees, etc. Part of the fixed assets were sold for US$169,854. Those assets that were not sold were transferred to the Plaintiff as repayment-in-kind. The enforcement proceeding was terminated on April 26, 2024 and interest payable on this loan ceased. As of December 31, 2024, there was no outstanding principal owed.